Investment Objectives and Goals	Aug. 20, 2025
T-REX 2X Long DKNG Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DKNG DAILY TARGET ETF
T-REX 2X Long BULL Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BULL DAILY TARGET ETF
T-REX 2X Long CRWV Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CRWV DAILY TARGET ETF
T-REX 2X Long SMR Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SMR DAILY TARGET ETF